INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Geographic Components of Income	Geographic Components of Income before Income Taxes

year ended December 31	2024	2023	2022
(millions of Canadian $)

Canada	1,219	(344)	(2,133)
Foreign	4,687	3,642	2,607
Income before Income Taxes	5,906	3,298	474

Schedule of Provision for Income Taxes

year ended December 31	2024	2023	2022
(millions of Canadian $)

Current
Canada	102	61	41
Foreign	393	803	322
	495	864	363
Deferred
Canada	135	8	(459)
Foreign	292	(30)	418
	427	(22)	(41)
Income Tax Expense	922	842	322

Reconciliation of Income Tax Expense

year ended December 31	2024	2023	2022
(millions of Canadian $)

Income before income taxes	5,906	3,298	474
Federal and provincial statutory tax rate	23.0%	23.0%	23.0%
Expected income tax expense	1,358	759	109
Mexico foreign exchange exposure	(246)	132	9
Income tax differential related to regulated operations	(227)	(260)	(174)
Income from non-controlling interests and equity investments	(224)	(56)	(54)
Foreign income tax rate differentials	167	(84)	(216)
Non-taxable capital (gains) and losses	18	182	173
Impact of Mexico inflationary adjustments	7	1	24
Valuation allowance (release)	4	182	198
Settlement of Mexico prior years' income tax assessments	—	—	196
Non-deductible goodwill impairment	—	—	91
Other	65	(14)	(34)
Income Tax Expense	922	842	322

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2024	2023
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,987	1,664
Disallowed interest carryforward	115	—
Regulatory and other deferred amounts	612	583
Unrealized foreign exchange losses on long-term debt	467	206
Other	143	160
	3,324	2,613
Less: Valuation allowance	931	690
	2,393	1,923
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,488	5,599
Equity investments	1,280	1,043
Taxes on future revenue requirement	612	496
Financial instruments	168	168
Other	301	270
	8,849	7,576
Net Deferred Income Tax Liabilities	6,456	5,653
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2024	2023
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 15)	428	1,319
Deferred Income Tax Liabilities
Deferred income tax liabilities	6,884	6,972
Net Deferred Income Tax Liabilities	6,456	5,653

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2024	2023	2022
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	85	91	80
Gross increases – tax positions in prior years	3	9	6
Gross decreases – tax positions in prior years	(2)	(1)	—
Gross increases – tax positions in current year	5	16	7
Gross decrease – tax positions in current year	(2)	—	—
Settlement	(13)	—	—
Lapse of statutes of limitations	(4)	(30)	(2)
Unrecognized Tax Benefit at End of Year	72	85	91